Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2023	May 04, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
Pay Versus Performance Table

PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table (SCT) Total for Jason W. Reese (b-1)(1)	Compensation Actually Paid (CAP) to Jason W. Reese (c-1)(1)(2)	SCT Total for Peter A. Reed (b-2)(1)	CAP to Peter A. Reed (c-2)(1)(2)	Average SCT Total for Non-PEO Named Executive Officers (NEOs) (d)(1)	Average CAP to Non-PEO NEOs (e)(1)(2)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (f)(3)	Net Income (Loss) (g) ($ in 000s)
2025	$1,249,999	$1,061,027	—	—	$741,926	$751,789	$96	$15,550
2024	$1,525,091	$1,341,121	—	—	$707,041	$689,204	$84	$(926)
2023	$1,468,205	$1,733,339	$693,898	$609,154	$698,336	$684,755	$95	$27,680

(1)
Mr. Reese has served as our principal executive officer (“PEO”) since May 4, 2023. Peter A. Reed served as our PEO from September 18, 2017 through May 4, 2023. For fiscal years 2025, 2024 and 2023, our non-PEO NEOs included Mr. Kleinman and Mrs. Milz.

(2)
For each of 2025, 2024, and 2023, the values included in this column for the compensation actually paid to reach of Messrs. Reese and Reed, and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2) and (d) for fiscal years 2025, 2024, and 2023, respectively:

Jason W. Reese	2025	2024	2023(5)
Summary Compensation Table Total for PEO (column (b-1))	$1,249,999	$1,525,091	$1,468,205
(-) SCT “Stock Awards” column value	$(249,999)	$(275,000)	—
(-) SCT “Option Awards” column value	—	—	$(400,000)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$202,148	$179,347	$415,006
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(215,278)	$(162,515)(4)	$(5,230)
(+) vesting date fair value of equity awards granted and vested in the covered year	$62,500	$68,751	$265,602
(+/-) change in fair value as of vesting date (from the prior year-end) of equity awards granted in prior years that vested in the covered year	$11,657	$5,447	$(10,244)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
(+) excess fair value for equity award modifications	—	—	—
Compensation Actually Paid to Jason W. Reese (column (c-1))	$1,061,027	$1,341,121	$1,733,339

Peter A. Reed	2023
Summary Compensation Table Total for PEO (column (b-2))	$693,898
(-) SCT “Stock Awards” column value	—
(-) SCT “Option Awards” column value	$(84,263)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	—
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(106)
(+) vesting date fair value of equity awards granted and vested in the covered year	—
(+/-) change in fair value as of vesting date (from the prior year-end) of equity awards granted in prior years that vested in the covered year	$(375)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—
(+) excess fair value for equity award modifications	—
Compensation Actually Paid to Peter A. Reed (column (c-2))	$609,154

Average for Non-PEO NEOs	2025	2024(5)	2023(5)
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$741,926	$707,041	$698,336
(-) SCT “Stock Awards” column value	$(84,376)	$(137,500)	$(216,563)
(-) SCT “Option Awards” column value	—	—	—
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$46,519	$103,068	$190,103
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$12,814	$(19,622)	$(411)
(+) vesting date fair value of equity awards granted and vested in the covered year	$25,204	$34,376	$13,478
(+/-) change in fair value as of vesting date (from the prior year-end) of equity awards granted in prior years that vested in the covered year	$9,702	$1,841	$(188)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
(+) excess fair value for equity award modifications	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$751,789	$689,204	$684,755

(3)
For each of fiscal year 2025, 2024 and 2023, the cumulative total shareholder return (“TSR”) for the Corporation was calculated as the yearly percentage change in cumulative TSR based on a deemed fixed investment of $100 at market close on June 30, 2021, assuming dividend reinvestment. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
This amount was amended to reflect the change in the option value granted to Mr. Reese on May 11, 2023. The fair value or change in fair value for options was determined using a Monte-Carlo value as of the applicable year-end or vesting date.

(5)	Certain amounts disclosed in this column were updated to amend amounts included in our proxy statement for the 2024 Annual Meeting.

Named Executive Officers, Footnote
(1)
Mr. Reese has served as our principal executive officer (“PEO”) since May 4, 2023. Peter A. Reed served as our PEO from September 18, 2017 through May 4, 2023. For fiscal years 2025, 2024 and 2023, our non-PEO NEOs included Mr. Kleinman and Mrs. Milz.

Adjustment To PEO Compensation, Footnote
(2)
For each of 2025, 2024, and 2023, the values included in this column for the compensation actually paid to reach of Messrs. Reese and Reed, and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2) and (d) for fiscal years 2025, 2024, and 2023, respectively:

Jason W. Reese	2025	2024	2023(5)
Summary Compensation Table Total for PEO (column (b-1))	$1,249,999	$1,525,091	$1,468,205
(-) SCT “Stock Awards” column value	$(249,999)	$(275,000)	—
(-) SCT “Option Awards” column value	—	—	$(400,000)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$202,148	$179,347	$415,006
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(215,278)	$(162,515)(4)	$(5,230)
(+) vesting date fair value of equity awards granted and vested in the covered year	$62,500	$68,751	$265,602
(+/-) change in fair value as of vesting date (from the prior year-end) of equity awards granted in prior years that vested in the covered year	$11,657	$5,447	$(10,244)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
(+) excess fair value for equity award modifications	—	—	—
Compensation Actually Paid to Jason W. Reese (column (c-1))	$1,061,027	$1,341,121	$1,733,339

Peter A. Reed	2023
Summary Compensation Table Total for PEO (column (b-2))	$693,898
(-) SCT “Stock Awards” column value	—
(-) SCT “Option Awards” column value	$(84,263)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	—
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(106)
(+) vesting date fair value of equity awards granted and vested in the covered year	—
(+/-) change in fair value as of vesting date (from the prior year-end) of equity awards granted in prior years that vested in the covered year	$(375)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—
(+) excess fair value for equity award modifications	—
Compensation Actually Paid to Peter A. Reed (column (c-2))	$609,154

(4)
This amount was amended to reflect the change in the option value granted to Mr. Reese on May 11, 2023. The fair value or change in fair value for options was determined using a Monte-Carlo value as of the applicable year-end or vesting date.

(5)	Certain amounts disclosed in this column were updated to amend amounts included in our proxy statement for the 2024 Annual Meeting.

Non-PEO NEO Average Total Compensation Amount			$ 741,926	$ 707,041	$ 698,336
Non-PEO NEO Average Compensation Actually Paid Amount			$ 751,789	689,204	684,755
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For each of 2025, 2024, and 2023, the values included in this column for the compensation actually paid to reach of Messrs. Reese and Reed, and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2) and (d) for fiscal years 2025, 2024, and 2023, respectively:

Average for Non-PEO NEOs	2025	2024(5)	2023(5)
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$741,926	$707,041	$698,336
(-) SCT “Stock Awards” column value	$(84,376)	$(137,500)	$(216,563)
(-) SCT “Option Awards” column value	—	—	—
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$46,519	$103,068	$190,103
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$12,814	$(19,622)	$(411)
(+) vesting date fair value of equity awards granted and vested in the covered year	$25,204	$34,376	$13,478
(+/-) change in fair value as of vesting date (from the prior year-end) of equity awards granted in prior years that vested in the covered year	$9,702	$1,841	$(188)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
(+) excess fair value for equity award modifications	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$751,789	$689,204	$684,755

(5)	Certain amounts disclosed in this column were updated to amend amounts included in our proxy statement for the 2024 Annual Meeting.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 96	$ 84	95
PEO Name	Mr. Reese	Peter A. Reed	Mr. Reese	Mr. Reese
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 15,550,000	$ (926,000)	27,680,000
Jason W. Reese [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,249,999	1,525,091	1,468,205
PEO Actually Paid Compensation Amount			1,061,027	1,341,121	1,733,339
Peter A. Reed [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	693,898
PEO Actually Paid Compensation Amount			0	0	609,154
PEO | Jason W. Reese [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			202,148	179,347	415,006
PEO | Jason W. Reese [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(215,278)	(162,515)	(5,230)
PEO | Jason W. Reese [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			62,500	68,751	265,602
PEO | Jason W. Reese [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,657	5,447	(10,244)
PEO | Jason W. Reese [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Jason W. Reese [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Jason W. Reese [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(249,999)	(275,000)	0
PEO | Jason W. Reese [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(400,000)
PEO | Jason W. Reese [Member] | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Peter A. Reed [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Peter A. Reed [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(106)
PEO | Peter A. Reed [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Peter A. Reed [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(375)
PEO | Peter A. Reed [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Peter A. Reed [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Peter A. Reed [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Peter A. Reed [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(84,263)
PEO | Peter A. Reed [Member] | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			46,519	103,068	190,103
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,814	(19,622)	(411)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,204	34,376	13,478
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,702	1,841	(188)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(84,376)	(137,500)	(216,563)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0